Investments in associates	12 Months Ended
Dec. 31, 2018
Statements Line Items
Investments in associates [Text Block]

12.                 Investments in associates

	2018	2017
	$	$

Balance – January 1	257,433	82,902
Acquisitions	87,134	136,529
Exercise of warrants	-	14,519
Transfer from other investments (Note 13)	7,048	-
Share of loss, net	(9,013)	(6,114)
Share of other comprehensive income (loss), net	433	(537)
Net gain on ownership dilution	1,545	30,560
Gain on deemed disposal (i)	6,956	-
Transfer to other investments (i) (Note 13)	(46,625)	-
Disposals	-	(426)

Balance – December 31	304,911	257,433

(i)                        On September 7, 2018, Orion announced the completion of the acquisition and privatization of Dalradian Resources Inc. (“Dalradian”), an associate of Osisko, for cash consideration of $1.47 per common share. The common shares held by Osisko were not acquired in the transaction. Following the transaction, Osisko has a put right on its Dalradian shares, subject to certain restrictions, allowing Osisko to sell them at a price of $1.47 per share for a period of 180 days. Following the transaction, management has concluded that it has lost its significant influence over Dalradian and has transferred its investments from associates to other investments. This transfer from investments from associates to other investments resulted in a deemed disposal of the shares to recognize for the difference between the carrying amount of the Dalradian investment under the equity method before the transaction and the fair value of the other investment after the transaction.

Material investments

Osisko Mining Inc.

Osisko Mining Inc. (“Osisko Mining”) is a Canadian focused gold exploration and development company. Osisko holds a 1.5% NSR royalty on the Windfall Lake gold project, for which a positive preliminary economic assessment was released in July 2018, and a 1% NSR royalty on other properties held by Osisko Mining. As part of a previous investment agreement with Osisko Mining, Osisko obtained the right to purchase Osisko Mining’s buy-back rights on existing royalties on the Windfall Lake property for $5.0 million (of which $2.0 million was paid in 2018), thus allowing it to increase its royalty by an additional 1-2% NSR royalty for a total potential NSR royalty of 2.5 -3.5% . The Company invested $40.1 million in Osisko Mining in 2017 and an additional $18.0 million in 2018.

As at December 31, 2018, the Company holds 42,890,269 common shares representing 16.7% interest in Osisko Mining (15.5% as at December 31, 2017). Based on the fact that some officers and directors of Osisko are also officers and directors of Osisko Mining, and because of other facts and circumstances, the Company concluded that it exercises significant influence over Osisko Mining since 2014 and accounts for its investment using the equity method.

Barkerville Gold Mines Ltd.

Barkerville Gold Mines Ltd. (“Barkerville”) is focused on the development of its extensive land package located in the historical Cariboo Mining District of central British Columbia, Canada. In 2017 and 2018, Osisko acquired common shares of Barkerville for $52.1 million and $7.0 million, respectively. In April 2017 and September 2018, Osisko increased its NSR royalty on the Cariboo gold project by 0.75% and 1.75%, for cash consideration of $12.5 million and $20.0 million, respectively, increasing the total NSR royalty held by Osisko to 4.0% . Osisko has the option to acquire an additional 1% NSR royalty on the Cariboo property for additional cash consideration of $13.0 million. Osisko also holds a right of first refusal relating to any gold stream offer received by Barkerville with respect to the Cariboo gold project.

As part of the 2018 NSR royalty transaction, Barkerville granted to Osisko 10.0 million common share purchase warrants, exchangeable for common shares of Barkerville at an exercise price of $0.75 per common share for a period of 36 months following the closing of the transaction. The warrants were accounted for at their fair value determined by the Black- Scholes option pricing model based on the following assumptions: risk-free interest rate of 2%, volatility of 65% and dividend yield of nil. A value of $0.9 million was attributed to the warrants, which were accounted for under other investments on the consolidated balance sheet, and the remaining acquisition price of $19.1 million was attributed to royalty, stream and other interests.

As at December 31, 2018, the Company holds 162,864,251 common shares representing a 32.2% interest in Barkerville (32.7% as at December 31, 2017). Based on the fact that the chair of the Board of Directors and chief executive officer of Osisko is also the chair of the Board of Directors of Barkerville, and because of other facts and circumstances, the Company concluded that it exercises significant influence over Barkerville since 2016 and accounts for its investment using the equity method.

Victoria Gold Corp.

In April 2018, Osisko completed a $148.0 million financing transaction with Victoria Gold Corp. (“Victoria”), pursuant to which Osisko acquired from Victoria a 5% NSR royalty for $98.0 million on the Dublin Gulch property (Note 14) which hosts the Eagle Gold project located in Yukon, Canada, and acquired common shares of Victoria for $50.0 million.

As at December 31, 2018, the Company holds 120,427,087 common shares representing a 15.4% interest in Victoria (4.1% as at December 31, 2017). Based on the fact that the chair of the Board of Directors and Chief Executive Officer of Osisko is also a director of Victoria, and because of other facts and circumstances, the Company concluded that it exercises significant influence over Victoria since the second quarter of 2018 and has started to account for its investment using the equity method.

Falco Resources Ltd.

Falco’s main asset is the Horne 5 gold project, for which a positive feasibility study was released in October 2017. In 2016, Osisko entered into a financing agreement of $10.0 million with Falco, bearing an interest rate of 7%, which will be applied against a stream deposit to be negotiated.

In June 2018, Osisko entered into a binding term sheet to provide Falco with a senior secured silver stream credit facility of up to $180.0 million (the “Silver Stream”) with reference to up to 100% of the future silver produced from the Horne 5 property located in Rouyn-Noranda, Québec (Note 14).

Concurrent to the Silver Stream, Osisko purchased from Falco, on June 29, 2018, a secured debenture having a principal amount of $7.0 million (the “Debenture”). In November 2018, the Debenture was converted into 12,104,444 common shares and 6,052,222 common share purchase warrants following the approval of a majority of the disinterested shareholders of Falco. Each warrant entitles Osisko to purchase one common share of Falco, subject to customary anti- dilution clauses, at a price of $0.75 for a period of 36 months. The fair value of the common shares and the warrants were accounted for at their relative fair value determined by the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 2.2%, volatility of 66% and dividend yield of nil. A value of $6.5 million was attributed to the common share (under investments in associates on the consolidated balance sheet) and a value of $0.5 million was attributed to the warrants (under other investments on the consolidated balance sheet).

In September 2018, Osisko entered into an agreement to provide Falco with a secured senior $10 million loan (Note 9). The loan bears interests at a rate of 7%, compounded quarterly. The principal amount and accrued interests shall be payable on the earliest of the closing date of the silver stream (Note 14) or February 28, 2019.

In 2017, Osisko acquired common shares in Falco for $4.0 million. As at December 31, 2018, the Company holds 36,031,449 common shares representing a 17.8% interest in Falco (12.7% as at December 31, 2017). Based on the fact that some officers and directors of Osisko are also officers and directors of Falco, and because of other facts and circumstances, the Company concluded that it exercises significant influence over Falco since 2014 and accounts for its investment using the equity method.

The financial information of the individually material associates is as follows and includes adjustments to the accounting policies of the associates to conform to those of Osisko (in thousands of dollars):

	Osisko Mining		Barkerville			Victoria(v)		Falco
	2018 (i)	2017 (ii)	2018	(i)	2017 (ii)	2018 (iii)	2017 (iv)	2018 (i)	2017 (ii)

Current assets	121,424	108,439	32,533		67,162	50,084	30,822	9,209	45,654
Non-current assets	411,548	290,332	166,995		106,851	427,529	179,260	132,255	66,430
Current liabilities	13,540	23,657	17,196		15,709	90,527	16,895	40,415	21,846
Non-current liabilities	29,434	15,941	14,172		15,634	87,811	2,375	9,758	8,380
Revenues	-	-	-		-	-	-	-	-
Net earnings (loss) from continuing operations and net income (loss)	(19,022)	(19,741)	8,907		(6,733)	(1,278)	(2,852)	(6,713)	(6,834)
Other comprehensive income (loss)	(7,843)	(954)	(181)		175	(307)	(160)	-	-
Comprehensive income (loss)	(26,865)	(20,695)	8,726		(6,558)	(1,585)	(3,012)	(6,713)	(6,834)

Carrying value of investment(vi)	89,766	73,635	95,695		89,556	56,972	12,681	21,128	15,652
Fair value of investment(vi)	131,673	109,504	65,146		106,732	44,558	8,886	10,449	20,817

(i)                        Information is for the reconstructed twelve months ended September 30, 2018 and as at September 30, 2018.

(ii)                       Information is for the reconstructed twelve months ended September 30, 2017 and as at September 30, 2017.

(iii)                      Information is for the reconstructed twelve months ended November 30, 2018 and as at November 30, 2018.

(iv)                      Information is for the reconstructed twelve months ended November 30, 2017 and as at November 30, 2017.

(v)                       Victoria became an associate of Osisko in 2018.

(vi)                       As at December 31, 2018 and 2017.

Investments in immaterial associates

The Company has interests in a number of individually immaterial associates that are accounted for using the equity method. The aggregate financial information on these associates is as follows:

	2018	2017
	$	$

Aggregate amount of the Company’s share of net loss	(4,194)	(2,725)
Aggregate amount of the Company’s share of other comprehensive income	897	459
Aggregate carrying value of investments	41,351	38,468
Aggregate fair value of investments	41,198	53,061